Consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Goodwill	€ 23,963	€ 23,113
Other intangible assets	15,108	14,946
Property, plant and equipment	32,527	31,640
Right-of-use assets	8,149	7,936
Interests in associates and joint ventures	1,501	1,486
Non-current financial assets related to Mobile Financial Services activities	539	656
Non-current financial assets	1,002	977
Non-current derivatives assets	1,155	1,458
Other non-current assets	183	216
Deferred tax assets	509	421
Total non-current assets	84,636	82,847
Inventories	1,090	1,048
Trade receivables	6,184	6,305
Other customer contract assets	1,634	1,570
Current financial assets related to Mobile Financial Services activities	3,262	2,742
Current financial assets	3,342	4,541
Current derivatives assets	113	112
Other current assets	2,174	2,217
Operating taxes and levies receivables	1,226	1,265
Current taxes assets	220	149
Prepaid expenses	1,097	851
Cash and cash equivalents	6,022	6,004
Total current assets	26,364	26,803
Total assets	111,000	109,650
Equity and liabilities
Share capital	10,640	10,640
Share premiums and statutory reserve	16,859	16,859
Subordinated notes	5,148	4,950
Retained earnings	(1,261)	(666)
Equity attributable to the owners of the parent company	31,386	31,784
Non-controlling interests	3,019	3,172
Total equity	34,406	34,956
Non-current financial liabilities	31,786	31,930
Non-current derivatives liabilities	341	397
Non-current lease liabilities	7,097	6,901
Non-current fixed assets payables	1,575	1,480
Non-current financial liabilities related to Mobile Financial Services activities	69	82
Non-current employee benefits	2,600	2,567
Non-current dismantling provisions	713	670
Non-current restructuring provisions	53	43
Other non-current liabilities	281	276
Deferred tax liabilities	1,157	1,124
Total non-current liabilities	45,671	45,471
Current financial liabilities	5,651	4,702
Current derivatives liabilities	51	51
Current lease liabilities	1,503	1,509
Current fixed assets payables	2,707	3,101
Trade payables	7,341	7,067
Customer contract liabilities	2,683	2,579
Current financial liabilities related to Mobile Financial Services activities	3,447	3,034
Current employee benefits	2,416	2,418
Current dismantling provisions	16	26
Current restructuring provisions	87	119
Other current liabilities	2,629	2,526
Operating taxes and levies payables	1,852	1,405
Current taxes payables	379	538
Deferred income	162	149
Total current liabilities	30,924	29,223
Total equity and liabilities	€ 111,000	€ 109,650